Commitments And Contingencies (Narrative) (Details)	12 Months Ended				108 Months Ended
	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Apr. 30, 2017 USD ($)
Commitments And Contingencies [Line Items]
POM Maximum per Tax Return	$ 10,000
Standard guarantee accrual amount	$ 9,400,000		$ 6,800,000		$ 6,800,000
Other Commitment, Percentage of Participation Interest Required to be Purchased at Par	90.00%	90.00%
Commitments to Extend Credit, Total	$ 40,900,000
Contingent acquisition liabilities, Carrying Amount	12,060,000		10,428,000		10,428,000
Remaining franchise equity lines of credit-undrawn commitment	20,200,000
Obligation under deferred compensation plans	23,300,000		25,200,000		25,200,000
Rent expense	$ 245,900,000		236,200,000	$ 228,500,000
Claims received for loans					2,600,000,000
Minimum
Commitments And Contingencies [Line Items]
Term of operating leases, years	3 years	3 years
Maximum
Commitments And Contingencies [Line Items]
Term of operating leases, years	5 years	5 years
Refund Advance [Member]
Commitments And Contingencies [Line Items]
Pre e-File Guaranty	$ 10,000,000
Loss Contingency Accrual	1,600,000		$ 700,000		$ 700,000
Guaranty for Loan Losses	57,000,000
Peace of Mind
Commitments And Contingencies [Line Items]
POM Maximum per Tax Return	$ 6,000	$ 3,000